SHARE-BASED COMPENSATION (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares vested	14,828
Director [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares vested	53,429
2018 Long Term Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Deferred compensation arrangement with individual, common stock reserved for future issuance			5,000,000
Unrecognized compensation expense	$ 12.4	$ 14.0
Share-based compensation arrangement by share-based payment award, equity instruments other than options, outstanding, weighted average remaining contractual terms	1 year 8 months 19 days	1 year 11 months 26 days
2018 Long Term Incentive Plan [Member] | Board of Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Time-based and vest ratably period			1 year
2018 Long Term Incentive Plan [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Time-based and vest ratably period			3 years